Business Combinations - Summary of Earnout Inputs and Valuation Techniques (Details)	Dec. 31, 2022
Stock price
Business Acquisition [Line Items]
Earnout Shares Measurement Input	8.28
Dividend Yield
Business Acquisition [Line Items]
Earnout Shares Measurement Input	0
Volatility
Business Acquisition [Line Items]
Earnout Shares Measurement Input	0.4400
Risk-free rate
Business Acquisition [Line Items]
Earnout Shares Measurement Input	0.0320
Term (in years)
Business Acquisition [Line Items]
Earnout Shares Measurement Input	3